Warrant Liabilities - Schedule of Warrant liabilities Fair value at Initial Measurement (Parentheticals) (Details) - Jun 6, 2024 [Member] - shares	Jun. 30, 2024	Jun. 06, 2024
Schedule of Warrant liabilities Fair value at Initial Measurement [Line Items]
Cashless exercise, Warrant outstanding (in Shares)		489,880
De-recognition (in Shares)	699,838